Related Parties - Disclosure of Directors and Prescribed Officers Who Own Shares in Harmony (Details) - shares	Jun. 30, 2025	Jun. 30, 2024
Directors | Beyers Nel
Disclosure of transactions between related parties [line items]
Number of shares held	111,869	79,706
Directors | Boipelo Lekubo
Disclosure of transactions between related parties [line items]
Number of shares held	86,985	52,918
Directors | Harry 'Mashego' Mashego
Disclosure of transactions between related parties [line items]
Number of shares held	85,164	55,053
Directors | Peter Steenkamp
Disclosure of transactions between related parties [line items]
Number of shares held		612,436
Prescribed officers | Floyd Masemula, Prescribed Officer
Disclosure of transactions between related parties [line items]
Number of shares held	0
Prescribed officers | Jaco Boshoff, Prescribed Officer
Disclosure of transactions between related parties [line items]
Number of shares held	0
Prescribed officers | Anton Buthelezi, Prescribed Officer
Disclosure of transactions between related parties [line items]
Number of shares held	27,934	13,390
Prescribed officers | Urishanie Govender, Prescribed Officer
Disclosure of transactions between related parties [line items]
Number of shares held	0
Prescribed officers | Marian van der Walt, Prescribed Officer
Disclosure of transactions between related parties [line items]
Number of shares held	68,107	47,092
Prescribed officers | Johannes Van Heerden, Prescribed Officer
Disclosure of transactions between related parties [line items]
Number of shares held	112,436	74,065